Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Cash dividends declared per ordinary share		$ 1.105	$ 0.970	$ 0.855
Unrealized gain (loss) on derivatives, net of tax		$ 3,945	$ (26,608)	$ 24,508
Unrealized loss on short-term interest-bearing investments, net of tax		0	(1,592)	(410)
Unrealized loss on defined benefit plan, net of tax		$ (6,492)	$ (4,531)	$ (5,308)
Accounting Standards Update 2014-09 [Member]
Increase in retained earnings	$ 14,294
Accounting Standards Update 2016-16 [Member]
Decrease in retained earnings	$ 3,860